UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)          (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code:  (212) 488-1331

Date of fiscal year end:        10/31

Date of reporting period:     01/31/14

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2014 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.7%
Consumer Discretionary — 10.5%
Foot Locker, Inc.	35,000	1,351,000
General Motors Co. (a)	108,000	3,896,640
Target Corp.	23,000	1,302,720
Toll Brothers, Inc. (a)	60,000	2,205,000
Twenty-First Century Fox, Inc., Class A	108,000	3,436,560
Wausau Paper Corp.	130,709	1,785,485
		13,977,405
Consumer Staples — 2.5%
Costco Wholesale Corp.	18,000	2,022,480
Energizer Holdings, Inc.	14,000	1,323,000
		3,345,480
Energy — 15.4%
Cameron International Corp. (a)	50,000	2,998,500
Chevron Corp.	30,000	3,348,900
Halliburton Co.	54,000	2,646,540
HollyFrontier Corp.	38,500	1,782,550
Occidental Petroleum Corp.	45,800	4,010,706
Peabody Energy Corp.	180,000	3,069,000
Schlumberger Ltd. (b)	31,000	2,714,670
		20,570,866
Financials — 13.6%
ACE Ltd. (b)	42,500	3,986,925
Aflac, Inc.	65,000	4,080,700
American International Group, Inc.	83,000	3,980,680
JPMorgan Chase & Co.	60,000	3,321,600
SLM Corp.	120,000	2,731,200
		18,101,105
Health Care — 19.5%
Abbott Laboratories	100,000	3,666,000
Aetna, Inc.	59,000	4,031,470
DaVita HealthCare Partners, Inc. (a)	46,000	2,986,780
Eli Lilly & Co.	74,000	3,996,740
Intuitive Surgical, Inc. (a)	5,000	2,037,900
UnitedHealth Group, Inc.	26,000	1,879,280
Valeant Pharmaceuticals International, Inc. (a) (b)	28,500	3,865,740
WellPoint, Inc.	40,500	3,483,000
		25,946,910
Industrials — 6.7%
American Airlines Group, Inc. (a)	67,700	2,271,335
Deere & Co.	44,000	3,782,240
Smith & Wesson Holding Corp. (a)	127,400	1,667,666
Triumph Group, Inc.	18,000	1,231,560
		8,952,801
Information Technology — 19.2%
Apple, Inc.	4,000	2,002,400
Broadcom Corp., Class A	100,000	2,976,000
Cisco Systems, Inc.	195,000	4,272,450
Cognizant Technology Solutions Corp., Class A (a)	28,000	2,713,760

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Information Technology — 19.2% (continued)
Corning, Inc.	170,000	2,925,700
International Business Machines Corp.	21,200	3,745,616
Microsoft Corp.	90,000	3,406,500
NCR Corp. (a)	100,000	3,519,000
		25,561,426
Materials — 8.4%
Celanese Corp.	64,000	3,240,960
Freeport-McMoRan Copper & Gold, Inc.	85,000	2,754,850
Mosaic Co. (The)	65,000	2,902,900
Newmont Mining Corp.	105,000	2,268,000
		11,166,710
Utilities — 1.9%
Exelon Corp.	90,000	2,610,000

Total Common Stocks (Cost $117,011,369)		130,232,703

Short-Term Investment — 3.4%
Money Market Fund — 3.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	4,498,809	4,498,809

Total Short-Term Investments (Cost $4,498,809)		4,498,809

Total Investments (Cost $121,510,178(d)) — 101.1%		$134,731,512

Liabilities in excess of other assets — (1.1)%		(1,400,817)

NET ASSETS — 100.0%		$133,330,695

(a)	Non-income producing security.

(b)	Foreign security incorporated outside the United States.

(c)	Represents the 7 day yield at 1/31/14.

(d)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$130,232,703	$-	$-	$130,232,703
Short-Term Investments	4,498,809	-	-	4,498,809
Total Investments	$134,731,512	$-	$-	$134,731,512

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Risk-Managed Allocation Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 93.3%
International Equity Exchange Traded Products— 33.4%
iShares MSCI EMU ETF	23,294	914,755
iShares MSCI Europe Financials ETF	38,694	935,621
iShares MSCI Japan ETF	79,333	898,843
iShares MSCI Mexico Capped ETF	7,303	459,286
WisdomTree Japan Hedged Equity Fund	18,999	885,543
		4,094,048

U.S. Equity Exchange Traded Products— 30.9%
Consumer Discretionary Select Sector SPDR Fund	14,265	896,127
iShares Nasdaq Biotechnology ETF	4,060	998,394
iShares U.S. Preferred Stock ETF	18,953	718,698
iShares U.S. Technology ETF	13,512	1,174,598
		3,787,817

U.S. Fixed Income Exchange Traded Products— 29.0%
iShares iBoxx $ High Yield Corporate Bond Fund ETF	7,628	711,311
iShares Short Maturity Bond ETF	23,655	1,188,191
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	11,123	1,175,812
PowerShares Build America Bond Portfolio	17,276	487,529
		3,562,843
Total Exchange Traded Products (Cost $11,454,582)		11,444,708

Short-Term Investment — 1.7%
Money Market Fund — 1.7%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	205,318	205,318

Total Short-Term Investments (Cost $205,318)		205,318

Total Investments (Cost $11,659,900(b)) — 95.0%		$11,650,026
Other assets in excess of liabilities — 5.0%		619,445

NET ASSETS — 100.0%		$12,269,471

(a)	Represents the 7 day yield at 1/31/14.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$11,444,708	$-	$-	$11,444,708
Short-Term Investments	205,318	-	-	205,318
Total Investments	$11,650,026	$-	$-	$11,650,026

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6%
Australia — 4.6%
Australia & New Zealand Banking Group Ltd.	10,000	262,892
Coca-Cola Amatil, Ltd.	58,600	597,709
Commonwealth Bank of Australia	15,800	1,023,326
CSL, Ltd.	15,000	919,553
		2,803,480
Austria — 0.8%
Erste Group Bank AG	6,800	247,652
Telekom Austria AG	25,000	218,712
		466,364
Belgium — 3.2%
Ageas	7,300	313,807
Anheuser-Busch InBev NV	5,400	517,424
KBC Groep NV	18,200	1,076,414
		1,907,645
Brazil — 0.7%
Cia Siderurgica Nacional SA	90,000	415,848

China — 1.5%
AviChina Industry & Technology Co., Ltd., Class H	500,000	292,345
Bank of China Ltd., Class H	1,200,000	508,448
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	100,000	117,196
		917,989
Denmark — 1.5%
Coloplast A/S, Class B	12,100	907,740

France — 7.4%
AXA SA	28,400	746,864
BNP Paribas SA	8,300	643,068
Eurazeo	7,000	500,904
Renault SA	10,100	882,098
Sanofi	8,000	785,435
Total SA	9,700	553,875
Vinci SA	5,000	327,478
		4,439,722
Germany — 11.6%
Allianz SE	4,800	801,403
BASF SE	5,900	632,808
Bayerische Motoren Werke AG	4,300	468,680
Continental AG	2,400	517,060
Daimler AG	11,300	946,823
Deutsche Telekom AG	40,000	647,336
Fuchs Petrolub AG	7,000	542,913
Henkel AG & Co. KGaA	6,000	583,897
Hugo Boss AG	4,900	620,512

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Germany — 11.6% (continued)
SAP AG	6,000	458,476
Siemens AG	6,000	760,297
		6,980,205
Italy — 0.9%
Enel SpA	120,000	548,294

Japan — 21.5%
Asahi Glass Co., Ltd.	138,000	791,587
East Japan Railway Co.	15,600	1,167,419
Hitachi Construction Machinery Co., Ltd.	17,500	342,673
Honda Motor Co., Ltd.	14,600	557,315
Ibiden Co., Ltd.	33,000	615,443
ITOCHU Corp.	37,800	468,863
Japan Retail Fund Investment Corp.	250	504,241
Komatsu, Ltd.	20,000	421,238
LIXIL Group Corp.	18,800	492,374
Makita Corp.	9,800	517,939
Mitsui & Co., Ltd.	47,800	649,145
Mitsui O.S.K Lines, Ltd.	56,100	234,335
Mizuho Financial Group, Inc.	200,000	429,475
Nippon Electric Glass Co., Ltd.	46,000	210,188
Nomura Holdings, Inc.	75,300	535,299
NTT DOCOMO, Inc.	64,700	1,055,019
Ricoh Co., Ltd.	77,700	831,208
Sharp Corp. (a)	100,000	347,110
Shin-Etsu Chemical Co., Ltd.	11,600	655,496
Sumitomo Corp.	58,900	745,021
Sumitomo Mitsui Financial Group, Inc.	10,000	473,011
Tokyo Electron Ltd.	10,000	521,351
Toshiba Corp.	100,000	423,592
		12,989,342
Malaysia — 1.6%
Tenaga Nasional Berhad	277,400	978,132

Mexico — 0.4%
Genomma Lab Internacional SAB de CV, Class B (a)	100,000	247,276

Netherlands — 4.9%
ASML Holding NV	7,000	594,551
ING Groep NV (a)	92,100	1,222,204
Koninklijke KPN NV (a)	308,000	1,151,833
		2,968,588
Norway — 0.6%
Statoil ASA	15,000	354,383

South Africa — 1.5%
MTN Group Ltd.	30,000	530,469
Sasol Ltd.	8,000	381,978
		912,447

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
South Korea — 0.5%
Amorepacific Corp. (a)	300	283,645

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	38,000	454,053

Sweden — 2.7%
Hennes & Mauritz AB, Class B	12,000	517,675
Swedbank AB	42,300	1,106,900
		1,624,575
Switzerland — 10.3%
Adecco SA	5,300	417,528
Credit Suisse Group AG	28,600	865,231
Lonza Group AG	8,800	885,635
Nestle SA	10,300	748,305
Novartis AG	5,000	396,378
Roche Holding AG	3,800	1,045,976
Syngenta AG	1,900	673,612
UBS AG	60,700	1,205,690
		6,238,355
Taiwan — 0.9%
CTBC Financial Holding Co., Ltd.	382,500	252,496
Yuanta Financial Holding Co., Ltd.	500,000	278,076
		530,572
United Kingdom — 18.8%
AstraZeneca PLC	10,000	634,100
BP PLC	143,100	1,124,105
BT Group PLC	238,900	1,504,854
Bunzl PLC	20,000	456,204
Carnival PLC	30,400	1,249,473
GKN PLC	150,000	971,980
GlaxoSmithKline PLC	15,000	385,538
Next PLC	11,400	1,170,912
Persimmon PLC	20,000	431,553
Rolls-Royce Holdings PLC	32,700	637,878
Royal Dutch Shell PLC, Class A	19,600	677,545
TUI Travel PLC	87,400	611,010
Vodafone Group PLC	395,400	1,472,110
		11,327,262
Total Common Stocks (Cost $51,990,742)		58,295,917

Preferred Stock — 2.1%
Brazil — 2.1%
Suzano Papel e Celulose SA	143,000	562,127
Usinas Siderurgicas de Minas Gerais SA (a)	60,000	294,822
Klabin SA	75,000	382,154
Total Preferred Stocks (Cost $1,292,609)		1,239,103

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Treasury & Cash Management, Institutional Shares, 0.01% (b)	300,277	300,277
Total Short-Term Investments (Cost $300,277)		300,277

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2014 (Unaudited)

Total Investments (Cost $53,583,628(c)) — 99.2%	$59,835,297

Other assets in excess of liabilities — 0.8%	495,048

NET ASSETS — 100.0%	$60,330,345

(a)	Non-income producing security.

(b)	Represents the 7 day yield at 1/31/14.

(c)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$59,152,866	$-	$-	$59,152,866
Preferred Stock	382,154	-	-	382,154
Short-Term Investments	300,277	-	-	300,277
Total Investments	$59,835,297	$-	$-	$59,835,297

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,368,701
5.15%, 12/01/36, Callable 12/01/22	500,000	515,700
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15	830,000	830,564
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	510,915
Butler County Unified School District No. 394 Rose Hill, School District, GO UT, AGM, 3.50%, 9/01/24, Pre-refunded 9/01/14 @ 100	875,000	891,502
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM,
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	500,000	537,160
4.05%, 9/01/27, Callable 9/01/17	630,000	657,890
Butler County Unified School District No. 490 El Dorado, School District, GO UT, FSA,
5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	690,000	741,281
5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	395,000	424,356
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	300,189
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	167,811
4.60%, 9/01/30, Callable 9/01/20	500,000	557,170
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	503,590
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,201,071
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	98,704
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	901,634
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	872,032
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,101,310
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-refunded 10/01/14 @ 100	300,000	308,541
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,026,290
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	391,699
City of Lansing, GO UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	419,909
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	643,202
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	255,981
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	600,409
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	485,318
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	616,152
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,059,990
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	452,824
3.25%, 11/01/20, Callable 11/01/19	350,000	367,773
4.10%, 11/01/26, Callable 11/01/18	415,000	435,758
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	647,540
City of Marion, GO UT, 3.75%, 9/01/34, Callable 9/01/22	250,000	213,720
City of McPherson, KS Water System Bonds, 3.25%, 10/01/27, Callable 10/01/20	1,000,000	918,850
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,396,122
5.25%, 9/01/25, Callable 9/01/19	540,000	583,475
4.00%, 9/01/28, Callable 9/01/21	250,000	246,733
5.00%, 9/01/29, Callable 9/01/17	810,000	844,911
4.00%, 9/01/30, Callable 9/01/21	450,000	435,141
5.00%, 9/01/30, Callable 9/01/19	750,000	788,257
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	560,000	403,754
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,623,341
City of Overland Park, GO UT,
3.00%, 9/01/17	485,000	526,075
5.00%, 9/01/19, Callable 3/03/14	630,000	631,966
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	542,935
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	571,144
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	734,811
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	507,595
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	482,687
5.00%, 10/01/23, Callable 4/01/16	570,000	591,546

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1% (continued)
City of Topeka KS Combined Utility Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,681,510
3.50%, 8/01/27, Callable 8/01/21	1,600,000	1,591,472
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,209,724
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,079,304
4.50%, 8/01/33, Callable 8/01/19	650,000	664,904
City of Topeka, GO UT,
3.50%, 8/15/30, Callable 8/15/17	225,000	209,610
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,010,580
4.50%, 8/15/30, Callable 8/15/19	450,000	460,832
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	904,572
City of Wichita KS Water & Sewer Utility Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	982,324
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	442,787
4.00%, 6/01/24, Callable 6/01/16 @ 101	150,000	157,083
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	195,566
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	885,354
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	498,788
2.50%, 10/01/26, Callable 10/01/21	405,000	362,678
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	814,967
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,178,311
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	261,043
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	232,006
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	962,563
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,614,507
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,715,498
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/01/16 @ 100	680,000	733,251
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,134,390
5.00%, 10/01/28, Callable 10/01/21	2,650,000	2,954,352
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,055,820
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,034,230
5.00%, 10/01/29, Callable 10/01/19	750,000	815,662
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,028,820
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17 @ 101	500,000	526,910
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 @ 101	780,000	827,947
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 10/01/14	500,000	513,865
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	219,247
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,115,817
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	252,208
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	257,089
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,228,161
County of Douglas, GO UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	457,275
4.25%, 9/01/30, Callable 9/01/19	320,000	331,062
County of Franklin, COP, 4.75%, 9/01/21, Callable 3/03/14	750,000	750,892
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	541,560
3.00%, 9/01/30, Callable 9/01/22	1,215,000	1,068,860
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	560,880
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29 †	40,000	40,587
County of Sedgwick, GO UT, 4.20%, 8/01/25, Pre-refunded 8/01/15 @ 100	535,000	566,715
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	535,195
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	537,050
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,699,958
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,904,106

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1% (continued)
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	732,669
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE, 5.25%, 10/01/15, Callable 3/03/14	50,000	50,176
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,486,300
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	255,070
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,475,952
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	477,891
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17 @ 101	200,000	197,962
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Callable 9/01/15	795,000	832,381
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 3/03/14	635,000	637,121
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,860,191
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14	1,700,000	1,725,466
Hutchinson Community College & Area Vocational School, Higher Education, COP,
3.75%, 10/01/32, Callable 10/01/21	250,000	229,888
4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,523,829
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,712,880
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	355,644
4.00%, 9/01/22, Callable 9/01/19	415,000	444,951
4.50%, 9/01/22, Callable 9/01/18	100,000	109,222
4.00%, 9/01/24, Callable 9/01/20	500,000	534,230
4.75%, 9/01/24, Callable 9/01/18	790,000	869,205
4.88%, 9/01/25, Callable 9/01/18	200,000	220,126
4.50%, 9/01/27, Callable 9/01/21	955,000	1,027,895
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	959,510
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,141,412
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL-RE FGIC, 5.00%, 10/01/23, Partially Pre-refunded 10/01/14 @ 100	1,080,000	1,102,583
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,419,313
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,068,730
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	630,630
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	334,903
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,528,661
3.50%, 1/01/27, Callable 1/01/20	475,000	480,306
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,390,870
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	762,957
4.00%, 10/01/20	250,000	268,880
4.00%, 11/01/27, Callable 11/01/19	765,000	786,703
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,230,600
3.25%, 5/01/29, Callable 5/01/20	500,000	469,460
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,225,954
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,621,900
3.13%, 8/01/31, Callable 8/01/20	500,000	438,250
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,201,321
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 3/03/14	135,000	135,367

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1% (continued)
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC, 5.00%, 4/01/18, Pre-refunded 4/01/14 @ 101	130,000	130,297
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	111,280
5.25%, 11/01/28, Callable 11/01/18	305,000	338,648
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	216,246
5.25%, 11/01/21, Callable 11/01/17	250,000	283,568
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,336,116
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	263,543
5.00%, 4/01/17, Callable 4/01/14	595,000	605,484
5.00%, 4/01/18, Callable 4/01/14	370,000	376,519
5.00%, 4/01/20, Callable 4/01/14	515,000	524,074
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	208,028
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	942,871
4.00%, 3/01/16	700,000	749,840
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,011,800
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,248,005
4.00%, 4/01/24, Callable 4/01/20	230,000	240,854
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,574,643
5.00%, 4/01/29, Callable 4/01/20	650,000	696,475
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.00%, 5/01/21, Callable 5/01/15	2,090,000	2,185,492
5.00%, 10/01/21, Callable 3/17/14 @ 102	205,000	209,572
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	201,744
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,150,980
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,476,930
5.00%, 11/15/22, Callable 11/15/17	260,000	284,562
5.00%, 11/15/22, Callable 11/15/15	500,000	519,720
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,115,370
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,211,498
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,646,460
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,568,460
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,043,730
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,418,552
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,076,240
5.25%, 11/15/30, Callable 11/15/19	250,000	262,543
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,575,585
5.00%, 5/15/35, Callable 5/15/19	330,000	337,808
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,932,731
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	361,116
5.00%, 10/01/16	1,585,000	1,765,325
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,431,303
4.63%, 10/01/26, Callable 10/01/18	300,000	323,460
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,055,127
5.00%, 11/01/21, Callable 11/01/16	500,000	554,755
5.00%, 11/01/22, Callable 11/01/16	200,000	221,614
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,104,350
4.38%, 11/01/26, Callable 11/01/16	650,000	681,167
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	218,134
4.00%, 3/01/27, Callable 3/01/19	775,000	802,698
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	996,430
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	215,350
Kansas Rural Water Finance Authority, Water, Revenue Bonds,
3.75%, 9/01/30, Callable 3/01/21	250,000	227,453

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1% (continued)
4.10%, 9/01/34, Callable 3/01/21	270,000	248,932
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.00%, 3/01/20, Pre-refunded 3/01/14 @ 100	1,220,000	1,224,319
4.30%, 9/01/21, Callable 9/01/18	575,000	638,883
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,316,951
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,531,700
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,046,460
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Pre-refunded 9/01/14 @ 101	500,000	518,710
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	393,840
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	561,960
4.75%, 3/01/25, Callable 9/01/19	535,000	580,133
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,514,562
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	473,309
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	257,624
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-refunded 9/01/15 @ 100	1,380,000	1,481,430
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	528,495
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,027,550
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC, 4.50%, 12/01/31, Callable 12/01/17	20,000	20,414
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	830,701
Miami County Unified School District No. 367 Osawatomie, School District, GO UT, AGM, 5.00%, 9/01/25, Pre-refunded 9/01/15 @ 100	1,310,000	1,407,359
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	946,062
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,378,198
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	450,507
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,076,700
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	495,000	474,309
Pratt County Public Building Commission, GO,
3.13%, 12/01/28, Callable 12/01/17	1,180,000	1,049,952
3.25%, 12/01/32, Callable 12/01/17	1,150,000	997,395
3.50%, 12/01/32, Callable 12/01/17	2,000,000	1,798,740
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	940,030
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	330,619
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	623,706
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,100,780
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	228,306
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	542,880
Rice County Unified School District No. 444, School District, GO UT, 5.08%, 9/01/14, Callable 3/03/14	170,000	170,585
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,144,370
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,568,403
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-refunded 8/01/14 @ 100	500,000	509,405
5.00%, 8/01/23, Callable 8/01/18	390,000	434,312
5.00%, 8/01/24, Callable 8/01/18	100,000	111,137
5.25%, 8/01/26, Callable 8/01/18	180,000	200,570
5.25%, 8/01/28, Callable 8/01/18	800,000	888,200

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 95.1% (continued)
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT, 5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,151,450
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,108,290
5.00%, 11/01/23, Callable 11/01/17	200,000	213,892
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	834,907
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	263,390
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Callable 9/01/17	500,000	548,740
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	850,014
3.95%, 9/01/28, Callable 9/01/20	825,000	877,503
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	593,015
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @ 102	2,355,000	2,556,823
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,151,529
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC,
5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	530,000	569,390
5.00%, 9/01/24, Callable 9/01/15	470,000	488,734
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	880,680
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,161,079
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	945,410
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 3/03/14	1,975,000	1,982,189
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,113,390
4.00%, 8/01/30, Callable 8/01/20	500,000	512,645
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	95,000	95,443
5.00%, 12/01/21, Callable 6/01/16	545,000	552,472
4.88%, 10/01/28, Callable 10/01/16	475,000	453,174
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	522,570
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,420,562
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Pre-refunded 9/01/14 @ 100	470,000	482,897

Total Municipal Bonds (Cost $212,565,227)		218,634,516

	Shares
Short-Term Investments — 4.0%
Money Market Fund — 4.0%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	9,252,854	9,252,854

Total Short-Term Investments (Cost $9,252,854)		9,252,854

Total Investments (Cost $221,818,081(b)) — 99.1%		$227,887,370

Other assets in excess of liabilities — 0.9%		2,148,528

NET ASSETS — 100.0%		$230,035,898

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2014 (Unaudited)

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/14.

(a)	Represents the 7 day yield at 1/31/14.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$218,634,516	$-	$218,634,516
Short-Term Investments	9,252,854	-	-	9,252,854
Total Investments	$9,252,854	$218,634,516	$-	$227,887,370

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 6.7%
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.46%, 1/15/21, Callable 10/15/15, Demand Date 2/18/14 † (a) (b)	500,283	499,808
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	350,000	348,344
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.72%, 3/25/27, Demand Date 2/25/14 † (a)	6,104	5,752
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.85%, 2/25/33, Callable 9/25/24 †	17,728	17,932
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.45%, 8/25/33, Demand Date 2/25/14 † (a)	10,196	9,339
SLM Student Loan Trust, Series 2011-2, Class A1, 0.76%, 11/25/27, Demand Date 2/25/14 † (a)	617,226	618,998
Total Asset-Backed Securities (Cost $1,506,217)		1,500,173

Collateralized Mortgage Obligations — 7.1%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.75%, 7/20/32, Callable 2/20/14 †	499	457
Freddie Mac REMICS,
Series 2611, Class HD, 5.00%, 5/15/23	195,539	214,863
Series 2649, Class FU, 0.71%, 7/15/33, Demand Date 2/15/14 † (a)	382,049	385,141
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	136,380	137,117
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 5/25/19 †	187,040	190,088
Series 2012-2, Class A2, 3.50%, 4/25/42 †	328,775	337,486
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 3/25/24	323,789	318,404
Total Collateralized Mortgage Obligations (Cost $1,578,809)		1,583,556

Commercial Mortgage-Backed Securities— 2.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 †	228,814	229,137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 8/15/46	394,943	396,766
Total Commercial-Backed Securities (Cost $635,118)		625,903

Corporate Bonds — 68.2%
Consumer Discretionary — 7.8%
H.J. Heinz Co., 3.25%, 3/26/19, Callable 6/07/14	223,875	225,305
L Brands, Inc., 6.90%, 7/15/17	250,000	288,750
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	500,000	548,905
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (c)	250,000	280,625
Time Warner Cable, Inc., 7.50%, 4/01/14	400,000	403,872
		1,747,457

Energy — 6.9%
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	336,600
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	418,218
Peabody Energy Corp., 7.38%, 11/01/16	250,000	282,500
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	500,000	515,000
		1,552,318

Financials — 38.3%
Bank of America Corp., 5.75%, 8/15/16	375,000	413,159
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16 (c)	450,000	455,069
Capital One Financial Corp., 1.00%, 11/06/15	400,000	400,452
Caterpillar Financial Services Corp., 1.35%, 9/06/16	300,000	303,792
CIT Group, Inc., 5.00%, 5/15/17	250,000	267,500
Citigroup, Inc., 5.85%, 8/02/16	375,000	417,927
Corp Andina de Fomento, 3.75%, 1/15/16 (c)	250,000	262,137
DDR Corp., 7.50%, 4/01/17	250,000	291,124
Duke Realty LP, 5.95%, 2/15/17	244,000	272,442
E*TRADE Financial Corp., 6.75%, 6/01/16	250,000	273,125
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	269,841
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	500,000	514,518
General Electric Capital Corp., 2.30%, 4/27/17	500,000	516,147

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 68.2% (continued)
Financials — 38.3% (continued)
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	253,125
Goldman Sachs Group, Inc. (The), 5.63%, 1/15/17	375,000	414,525
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	250,000	277,920
HCP, Inc., 6.00%, 1/30/17	250,000	281,909
Health Care REIT, Inc., 3.63%, 3/15/16	200,000	210,789
Healthcare Realty Trust, Inc., 6.50%, 1/17/17	280,000	314,757
Highwoods Realty LP, 5.85%, 3/15/17	350,000	388,144
International Lease Finance Corp., 5.75%, 5/15/16	250,000	268,438
Jefferies Group LLC, 5.50%, 3/15/16	275,000	298,375
Morgan Stanley, 4.75%, 3/22/17	325,000	355,869
PNC Bank NA, 1.30%, 10/03/16, Callable 9/03/16	300,000	302,325
Unum Group, 7.13%, 9/30/16	135,000	154,416
Willis North America, Inc., 6.20%, 3/28/17	265,000	289,980
Zions Bancorp, 4.00%, 6/20/16	100,000	104,085
		8,571,890

Health Care — 2.2%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	217,941
Express Scripts Holding Co., 3.13%, 5/15/16	250,000	261,078
		479,019

Industrials — 6.2%
CNH Capital LLC, 6.25%, 11/01/16	200,000	220,750
Joy Global, Inc., 6.00%, 11/15/16	150,000	166,409
L-3 Communications Corp., 3.95%, 11/15/16	250,000	266,707
Masco Corp., 6.13%, 10/03/16	250,000	277,500
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	200,000	224,500
RR Donnelley & Sons Co., 8.60%, 8/15/16	200,000	231,500
		1,387,366

Information Technology — 2.3%
Hewlett-Packard Co., 3.00%, 9/15/16	500,000	521,950

Materials — 1.7%
ArcelorMittal, 4.25%, 2/25/15 (c)	100,000	102,250
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	250,000	278,500
		380,750

Telecommunication Services — 2.3%
AT&T, Inc., 0.80%, 12/01/15	350,000	350,413
Sprint Communications, Inc., 6.00%, 12/01/16	150,000	162,750
		513,163

Utilities — 0.5%
Dominion Resources, Inc., 7.50%, 6/30/66, Callable 6/30/16 †	100,000	109,050
Total Corporate Bonds (Cost $15,195,795)		15,262,963

U.S. Government Agency Pass-Through Securities — 8.9%
Federal National Mortgage Association — 2.4%
5.00%, Pool #981257, 5/01/23	278,466	302,480
4.50%, Pool #AL0802, 4/01/25	217,525	234,655
		537,135

Government National Mortgage Association — 6.5%
6.50%, Pool #781931, 5/15/35	1,008,635	1,153,467

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities (continued)— 8.9%
Government National Mortgage Association (continued)— 6.5%
6.00%, Pool #677226, 8/15/38	274,926	306,823
		1,460,290

Small Business Administration — 0.0%(d)
4.48%, Pool #502966, 5/25/15, Demand Date 4/1/14† (a)	3,019	3,015
Total U.S. Government Agency Pass-Through Securities (Cost $1,972,115)		2,000,440

	Shares
Investment Companies — 3.1%
United States — 3.1%
PowerShares Senior Loan Portfolio	16,000	398,560
SPDR Barclays Short Term High Yield Bond ETF	10,000	308,900
Total Investment Companies (Cost $710,020)		707,460

Short-Term Investments — 4.4%
Money Market Fund — 4.4%
Dreyfus Treasury & Cash Management, Institutional Shares, 0.01% (e)	986,012	$986,012
Total Short-Term Investments (Cost $986,012)		986,012

Total Investments (Cost $22,584,086(f)) — 101.2%		$22,666,507

Liabilities in excess of other assets — (1.2)%		(275,226)

NET ASSETS — 100.0%		$22,391,281

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/14.

(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $848,152, or 3.79% of net assets.

(c)	Foreign security incorporated outside the United States.

(d)	Amount rounds to less than 0.05%.

(e)	Represents the 7 day yield at 1/31/14.

(f)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LP — Limited Partnership
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2014 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$1,500,173	$-	$1,500,173
Collateralized Mortgage Obligations	-	1,583,556	-	1,583,556
Commercial Mortgage Backed Securities	-	625,903	-	625,903
Corporate Bonds	-	15,262,963	-	15,262,963
U.S. Government Agencies	-	2,000,440	-	2,000,440
Investment Companies	707,460	-	-	707,460
Short-Term Investments	986,012	-	-	986,012
Total Investments	$1,693,472	$20,973,035	$-	$22,666,507

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.5%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.54%, 6/25/34, Callable 9/25/16 †	50,719	51,767
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.66%, 4/25/24, Demand Date 2/25/14 † (a)	43,959	45,135
Series 2002-44, Class FJ, 1.16%, 4/25/32, Demand Date 2/25/14 † (a)	46,166	47,207
Series 2002-60, Class FV, 1.16%, 4/25/32, Demand Date 2/25/14 † (a)	33,455	34,145
Series 2002-66, Class FG, 1.16%, 9/25/32, Demand Date 2/25/14 † (a)	38,538	39,433
Series 2002-69, Class FA, 1.16%, 10/25/32, Demand Date 2/25/14 † (a)	33,368	34,064
Series 2003-106, Class FA, 1.06%, 11/25/33, Demand Date 2/25/14 † (a)	21,984	22,402
Series 2007-88, Class FW, 0.71%, 9/25/37, Demand Date 2/25/14 † (a)	31,751	31,956
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 12/25/17	69,070	81,467
Freddie Mac REMICS, Series 1382, Class KA, 1.31%, 10/15/22, , Demand Date 2/15/14 † (a)	40,872	40,819
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.61%, 3/25/18, Demand Date 2/25/14 † (a)	31,357	30,866
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.20%, 3/25/33, Callable 2/25/14 †	58,907	59,732
Total Collateralized Mortgage Obligations (Cost $506,775)		518,993

Commercial Mortgage-Backed Securities — 0.4%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	200,000	218,438
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	166,450	169,671
Total Commercial Mortgage-Backed Securities (Cost $374,662)		388,109

Corporate Bonds — 47.8%
Consumer Discretionary — 5.4%
Constellation Brands, Inc., 7.25%, 5/15/17	910,000	1,055,600
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,095,000
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20, Callable 4/15/15 (b)	725,000	710,500
Hertz Corp. (The), 6.75%, 4/15/19, Callable 4/15/15	975,000	1,042,031
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16 (c)	600,000	673,500
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	1,049,750
		5,626,381

Consumer Staples — 1.5%
Avon Products, Inc., 5.75%, 3/01/18	950,000	1,031,883
CVS Caremark Corp., 5.75%, 6/01/17	500,000	569,910
		1,601,793

Energy — 5.9%
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	850,000	935,000
Energy Transfer Partners LP, 4.15%, 10/01/20, Callable 8/01/20	550,000	566,021
Hercules Offshore, Inc., 7.13%, 4/01/17, Callable 4/01/14 (b)	850,000	895,688
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	850,000	958,587
Peabody Energy Corp., 7.38%, 11/01/16	925,000	1,045,250
Petrobras International Finance Co., 5.75%, 1/20/20 (c)	715,000	741,191
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,000,000	1,047,500
		6,189,237

Financials — 24.5%
American Express Credit Corp., 2.38%, 3/24/17	1,000,000	1,033,696
American International Group, Inc., 5.85%, 1/16/18	500,000	576,269
Bank of America Corp., 5.65%, 5/01/18	1,400,000	1,596,746
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,400,000	1,676,774
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	450,000	457,875
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	925,000	1,058,737
CIT Group, Inc., 5.00%, 5/15/17	960,000	1,027,200
Citigroup, Inc., 6.13%, 5/15/18	1,100,000	1,279,623
E*TRADE Financial Corp., 6.75%, 6/01/16	900,000	983,250
First Horizon National Corp., 5.38%, 12/15/15	800,000	858,132

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 47.8% (continued)
Financials — 24.5% (continued)
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	800,000	857,586
General Electric Capital Corp., 4.38%, 9/16/20	1,450,000	1,587,740
Goldman Sachs Group, Inc. (The), 6.25%, 9/01/17	1,185,000	1,358,425
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	958,584
Health Care REIT, Inc., 4.70%, 9/15/17	870,000	955,403
International Lease Finance Corp., 5.75%, 5/15/16	575,000	617,406
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,070,312
Lazard Group LLC, 6.85%, 6/15/17	835,000	957,901
Morgan Stanley, 4.75%, 3/22/17	1,150,000	1,259,228
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,096,259
Prudential Financial, Inc., 5.38%, 6/21/20	935,000	1,068,149
Regions Financial Corp., 7.75%, 11/10/14	187,000	197,242
SLM Corp., 3.88%, 9/10/15	1,000,000	1,035,000
TD Ameritrade Holding Corp., 5.60%, 12/01/19	900,000	1,046,998
Wells Fargo & Co., 5.63%, 12/11/17	1,050,000	1,206,944
		25,821,479

Materials — 4.7%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,081,988
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (c)	1,025,000	1,148,977
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (c)	825,000	906,469
Rock-Tenn Co., 4.45%, 3/01/19	750,000	806,224
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	925,000	1,030,450
		4,974,108

Telecommunication Services — 3.8%
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	860,000	924,500
CSC Holdings LLC, 8.63%, 2/15/19	900,000	1,057,500
Time Warner Cable, Inc., 6.75%, 7/01/18	700,000	791,751
Verizon Communications, Inc., 4.50%, 9/15/20	1,100,000	1,186,498
		3,960,249

Utilities — 2.0%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,065,400
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	1,018,797
		2,084,197
Total Corporate Bonds (Cost $49,290,811)		50,257,444

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	185,644	35,472
Series 386, Class 2, 5.00%, 11/25/37	137,060	22,246
Total Mortgage Derivatives - IO STRIPS (Cost $128,039)		57,718

U.S. Government Agency Pass-Through Securities — 21.4%
Federal Home Loan Mortgage Corporation — 14.4%
1.00%, 9/29/17	1,500,000	1,490,977
3.75%, 3/27/19	2,750,000	3,025,465
2.38%, 1/13/22	975,000	953,886
6.00%, Pool #J01657, 4/01/21	48,602	52,643
4.50%, Pool #E02698, 6/01/25	575,069	622,137
3.00%, Pool #J19194, 5/01/27	1,959,836	2,024,117
2.39%, Pool #846367, 4/01/29, Demand Date 8/01/14 † (a)	6,838	7,307
6.50%, Pool #C00742, 4/01/29	212,279	241,808

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 21.4% (continued)
Federal Home Loan Mortgage Corporation — 14.4% (continued)
7.50%, Pool #G01548, 7/01/32	59,106	71,794
6.00%, Pool #G04457, 5/01/38	158,099	174,507
5.00%, Pool #A89640, 11/01/39	936,075	1,026,130
5.50%, Pool #G05903, 3/01/40	530,937	588,469
4.50%, Pool #C03517, 9/01/40	913,272	979,928
3.50%, Pool #Q08998, 6/01/42	1,365,669	1,386,171
3.50%, Pool #Q11547, 9/01/42	2,465,116	2,502,122
		15,147,461

Federal National Mortgage Association — 5.8%
1.38%, 11/15/16	1,000,000	1,020,817
3.00%, Pool #AJ9355, 1/01/27	1,295,621	1,341,200
3.00%, Pool #AK6784, 3/01/27	1,064,355	1,101,794
4.50%, Pool #MA0776, 6/01/31	530,280	576,885
1.99%, Pool #708318, 6/01/33, Demand Date 5/01/14 † (a)	32,724	34,466
2.23%, Pool #759385, 1/01/34, Demand Date 12/01/14 † (a)	77,263	82,882
1.93%, Pool #776486, 3/01/34, Demand Date 2/01/14 † (a)	74,030	79,253
2.63%, Pool #791523, 7/01/34, Demand Date 6/01/14 † (a)	93,113	100,318
1.90%, Pool #810896, 1/01/35, Demand Date 2/01/14 † (a)	481,201	512,328
5.00%, Pool #735580, 6/01/35	474,833	519,949
5.50%, Pool #AD0110, 4/01/36	312,330	349,039
7.00%, Pool #979909, 5/01/38	69,854	79,912
6.00%, Pool #AD4941, 6/01/40	283,039	315,543
		6,114,386

Government National Mortgage Association — 1.2%
6.50%, Pool #455165, 7/15/28	173,733	195,367
6.25%, Pool #724720, 4/20/40	40,092	44,688
4.00%, Pool #4853, 11/20/40	941,623	1,000,134
		1,240,189
Total U.S. Government Agency Pass-Through Securities (Cost $22,299,337)		22,502,036

U.S. Treasury Obligations — 27.8%
U.S. Treasury Bonds — 6.8%
3.88%, 8/15/40	2,700,000	2,849,977
3.00%, 5/15/42	4,800,000	4,275,374
		7,125,351

U.S. Treasury Notes — 21.0%
2.75%, 2/15/19	4,715,000	4,996,613
2.63%, 11/15/20	4,350,000	4,506,500
2.13%, 8/15/21	5,275,000	5,222,044
1.63%, 8/15/22	2,425,000	2,260,934
1.75%, 5/15/23	5,505,000	5,108,255
		22,094,346
Total U.S. Treasury Obligations (Cost $29,513,951)		29,219,697

	Shares
Short-Term Investments — 1.7%
Money Market Fund — 1.7%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	1,809,132	1,809,132
Total Short-Term Investments (Cost $1,809,132)		1,809,132

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2014 (Unaudited)

Total Investments (Cost $103,922,707(e)) — 99.7%	$104,753,129

Other assets in excess of liabilities — 0.3%	357,031

NET ASSETS — 100.0%	$105,110,160

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/14.

(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,606,188, or 1.53% of net assets.

(c)	Foreign security incorporated outside the United States.

(d)	Represents the 7 day yield at 1/31/14.

(e)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$518,993	$-	$518,993
Commercial Mortgage-Backed Securities	-	388,109	-	388,109
Corporate Bonds	-	50,257,444	-	50,257,444
Mortgage Derivatives - IO STRIPS	-	57,718	-	57,718
U.S. Government Agencies	-	22,502,036	-	22,502,036
U.S. Treasury Obligations	-	29,219,697	-	29,219,697
Short -Term Investments	1,809,132	-	-	1,809,132
Total Investments	$1,809,132	$102,943,997	$-	$104,753,129

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2014 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 94.8%
U.S. Treasury Inflation-Indexed Bonds — 24.2%
2.00%, 1/15/26	11,446,487	13,117,857
2.38%, 1/15/27	3,687,002	4,395,887
1.75%, 1/15/28	11,537,558	12,820,212
3.63%, 4/15/28	7,176,728	9,809,410
2.50%, 1/15/29	9,297,335	11,329,677
2.13%, 2/15/41	1,187,826	1,416,482
0.75%, 2/15/42	21,930,328	18,928,614
0.63%, 2/15/43	1,307,802	1,083,126
		72,901,265

U.S. Treasury Inflation-Indexed Notes — 70.6%
0.13%, 4/15/16	63,463,797	65,437,141
0.13%, 4/15/17	14,921,093	15,452,657
0.13%, 4/15/18	55,306,352	57,108,122
2.13%, 1/15/19	1,086	1,228
1.38%, 1/15/20	9,884,068	10,811,470
1.25%, 7/15/20	1,881,053	2,052,846
1.13%, 1/15/21	21,544,814	23,121,960
0.63%, 7/15/21	3,785,062	3,935,874
0.13%, 1/15/22	15,921,017	15,720,763
0.13%, 7/15/22	14,686,731	14,477,900
0.63%, 1/15/24	4,175,569	4,211,128
		212,331,089
Total U.S. Treasury Inflation-Indexed Securities (Cost $291,298,345)		285,232,354

	Shares/ Principal ($)
Short-Term Investments — 1.9%
U.S. Treasury Bill — 0.7%
0.00%, 2/06/14 (a)	2,000,000	1,999,999

Money Market Fund — 1.2%
Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00% (b)	3,796,951	3,796,951
Total Short-Term Investments (Cost $5,796,950)		5,796,950

Total Investments (Cost $297,095,295(c)) — 96.7%		$291,029,304

Other assets in excess of liabilities — 3.3%		9,835,032

NET ASSETS — 100.0%		$300,864,336

(a)	Each issue shows the rate of the discount at the time of purchase.

(b)	Represents the 7 day yield at 1/31/14.

(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

(d)	Amount rounds to less than 0.05%.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2014 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─(0.0)% (d)
Futures Contracts Purchased— (0.0)% (d)
52	March 2014, 10-Year Treasury Note, expiration 3/31/14	6,539,000	437
			437
Futures Contracts Sold— (0.0)% (d)
(12)	March 2014, 5-Year Treasury Note, expiration 4/03/14	(1,447,500)	(3,094)
(5)	March 2014, Long U.S. Treasury Bond, expiration 3/31/14	(667,969)	(3,750)
(28)	March 2014, Ultra Long Term U.S. Treasury Bond, expiration 3/31/14	(4,026,750)	(99,595)
			(106,439)
			(106,002)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$-	$285,232,354	$-	$285,232,354
Short-Term Investments	3,796,951	1,999,999	-	5,796,950
Total Investments	$3,796,951	$287,232,353	$-	$291,029,304

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$437	-	-	$437
Futures Contracts Sold	(106,439)	-	-	(106,439)
Total Other Financial Instruments	$(106,002)	$-	$-	$(106,002)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 71.9%
Consumer Discretionary — 10.9%
Ford Motor Co.	7,000	104,720
Lennar Corp., Class A	1,500	60,240
PulteGroup, Inc.	4,400	89,408
Starbucks Corp.	500	35,560
		289,928

Energy — 6.4%
Anadarko Petroleum Corp.	1,100	88,759
Cobalt International Energy, Inc. (a)	5,000	81,850
		170,609

Financials — 12.0%
Bank of America Corp.	4,214	70,585
Goldman Sachs Group, Inc. (The)	1,000	164,120
JPMorgan Chase & Co.	1,500	83,040
		317,745

Health Care — 3.8%
Abbott Laboratories	2,000	73,320
Alcobra Ltd. (a) (b)	1,200	26,280
		99,600

Industrials — 13.1%
ADT Corp. (The)	2,300	69,092
Caterpillar, Inc.	1,100	103,301
Cummins, Inc.	500	63,490
Deere & Co.	1,300	111,748
		347,631

Information Technology — 12.4%
Apple, Inc.	50	25,030
eBay, Inc. (a)	2,000	106,400
Microsoft Corp.	1,500	56,775
Splunk, Inc. (a)	600	46,218
Teradata Corp. (a)	2,300	94,576
		328,999

Materials — 13.3%
Eldorado Gold Corp. (b)	7,500	47,475
Freeport-McMoRan Copper & Gold, Inc.	4,000	129,640
Intrepid Potash, Inc. (a)	2,000	29,400
Mosaic Co. (The)	500	22,330
Potash Corp. of Saskatchewan, Inc. (b)	1,300	40,716
Southern Copper Corp.	3,000	83,940
		353,501
Total Common Stocks (Cost $1,882,527)		1,908,013

Investment Companies — 13.0%
Guggenheim China Small Cap ETF	4,500	113,715
Market Vectors Brazil Small-Cap ETF	3,500	92,960
Market Vectors Gold Miners ETF	1,000	23,480
ProShares UltraShort 20+ Year Treasury ETF (a)	500	34,965
SPDR S&P Metals & Mining ETF	2,000	79,780
Total Investment Companies (Cost $363,437)		344,900

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Equity Options — 1.5%
Call Options — 0.7%
Freeport-McMoRan Copper & Gold, Inc. 03/22/14, Exercise Price $34.00 (a)	50	3,500
Freeport-McMoRan Copper & Gold, Inc. 05/17/14, Exercise Price $38.00 (a)	50	1,500
iShares MSCI Emerging Markets ETF 05/17/14, Exercise Price $39.00 (a)	40	6,040
J.C. Penney Co., Inc. 05/17/14, Exercise Price $8.00 (a)	20	800
J.C. Penney Co., Inc. 05/17/14, Exercise Price $9.00 (a)	20	440
Market Vectors Gold Miners ETF 03/22/14, Exercise Price $24.00 (a)	55	5,720
		18,000

Put Options — 0.8%
Endo Health Solutions, Inc. 04/19/14, Exercise Price $65.00 (a)	5	2,325
iShares 20+ Year Treasury Bond ETF 06/21/14, Exercise Price $100.00 (a)	55	5,170
LinkedIn Corp. 03/22/14, Exercise Price $205.00 (a)	5	5,350
SPDR S&P 500 ETF Trust 03/22/14, Exercise Price $175.00 (a)	25	7,675
		20,520
Total Equity Options (Cost $45,016)		38,520

Short-Term Investments — 21.1%
Money Market Funds — 21.1%
Dreyfus Government Cash Management, Institutional Shares, 0.01% (c)	131,303	131,303
Dreyfus Treasury & Cash Management, Institutional Shares, 0.01% (c)	429,251	429,251
Total Short-Term Investments (Cost $560,554)		560,554

Total Investments (Cost $2,851,534(d)) — 107.5%		$2,851,987

Cash Due To Brokers — (6.5)%		(172,575)

Total Securities Sold Short (Proceeds $(620,512)) — (23.1)%		(611,515)

Other assets in excess of liabilities — 22.1%		585,013

NET ASSETS — 100.0%		$2,652,910

SECURITIES SOLD SHORT:
Common Stocks — (3.3)%
Consumer Discretionary — (2.1)%
Chipotle Mexican Grill, Inc. (a)	(100)	(55,196)

Health Care — (1.2)%
Endo Health Solutions, Inc. (a)	(500)	(32,940)
Total Common Stocks (Proceeds $(89,537))		(88,136)

Investment Companies — (19.8)%
Energy Select Sector SPDR Fund	(2,000)	(166,760)
First Trust Dow Jones Internet Index Fund (a)	(1,500)	(90,015)
iShares Nasdaq Biotechnology ETF	(400)	(98,364)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
Securities Sold Short: (continued)
Investment Companies — (19.8)% (continued)
iShares Russell 2000 Index Fund ETF	(1,500)	(168,240)

Total Investment Companies (Proceeds $(530,975))		(523,379)

Total Securities Sold Short (Proceeds $(620,512)) — (23.1)%		$(611,515)

(a)	Non-income producing security.

(b)	Foreign security incorporated outside the United States.

(c)	Represents the 7 day yield at 1/31/14.

(d)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,908,013	$-	$-	$1,908,013
Equity Options	38,520	-	-	38,520
Investment Companies	344,900	-	-	344,900
Short-Term Investments	560,554	-	-	560,554
Total Investments	$2,851,987	$-	$-	$2,851,987

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(88,136)	$-	$-	$(88,136)
Investment Companies	(523,379)	-	-	(523,379)
Total Investments	$(611,515)	$-	$-	$(611,515)

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
January 31, 2014 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eight active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2014 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Risk-Managed Allocation Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, U.S. Inflation-Indexed Fund, and Fusion Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The Fusion Fund may also write uncovered options. The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, except with respect to Fusion Fund as discussed above, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.

If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at January 31, 2014 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund and Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Stock Fund	$121,682,416	$16,356,718	$(3,307,622)	$13,049,096
Risk-Managed Allocation Fund	11,708,398	161,647	(220,019)	(58,372)
International Alpha Strategies Fund	53,740,521	7,162,823	(1,068,047)	6,094,776
Kansas Tax-Exempt Bond Fund	221,818,081	9,196,088	(3,126,799)	6,069,289
Boyd Watterson Short-Term Enhanced Bond	22,584,086	121,934	(39,513)	82,421
Boyd Watterson Boyd Watterson Core Plus Fund	103,963,361	1,739,681	(949,913)	789,768
U.S. Inflation- Indexed Fund	299,562,025	1,321,843	(9,854,564)	(8,532,721)
Fusion Fund	2,938,496	59,419	(145,928)	(86,509)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

On January 24, 2014, at the recommendation of American Independence, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Fusion Fund (the “Fund”). Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on February 26, 2014.

At a Board meeting held on December 13, 2013 (“Board Meeting”), the Board, after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence and Guggenheim”) with respect to the American Independence International Alpha Strategies Fund (the “Fund”). At the same Board Meeting, American Independence recommended Navellier & Associates, Inc. (“Navellier”) as the new sub-advisor to the Fund. The Trust’s Board, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) between American Independence and Navellier with respect to the Fund, subject to the approval of the Fund’s shareholders. Shareholders of record will receive a proxy statement containing additional details regarding the New Sub-Advisory Agreement and details regarding the special meeting of shareholders. Effective February 24, 2014, Navellier will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date:	March 28, 2014

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date:	March 28, 2014